Merger (Details 1) - Flagship Solutions [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Revenues	$ 7,759,779	$ 4,612,967	$ 14,270,565	$ 9,613,734
Net income attributable to common shareholders	$ 1,288,367	$ 437,524	$ 1,202,704	$ 304,889
Net income per share	$ 0.41	$ 0.12	$ 0.32	$ 0.08
Weighted average number of shares outstanding	3,751,825	3,751,825	3,751,825	3,751,825